Plan Asset Fair Value Measurements (Detail) - Foreign Postretirement Benefit Plan - UNITED KINGDOM - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 23,367	$ 25,409	$ 21,422
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,367	25,409
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	3	16
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Active Corporate Bond Over - 10 Year
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,256	6,560
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,528	6,977
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General Index Linked Gilt Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 10,580	$ 11,856